Related party transactions -amounts are due to related parties (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 204,933	$ 277,588
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	1,038	2,076
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 203,895	$ 275,512